Related Parties - Schedule of Short Term Due from Related Parties (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of transactions between related parties [line items]
Due from related parties	₺ 4,477	₺ 13,533
Telia Carrier Germany GmbH [member]
Disclosure of transactions between related parties [line items]
Due from related parties	3,588	1,741
Emt Estonia [member]
Disclosure of transactions between related parties [line items]
Due from related parties	110	99
Vimpelcom OJSC [member]
Disclosure of transactions between related parties [line items]
Due from related parties		9,138
Kyivstar GSM JSC [member]
Disclosure of transactions between related parties [line items]
Due from related parties		210
Other [member]
Disclosure of transactions between related parties [line items]
Due from related parties	₺ 779	₺ 2,345